Liability for Employee Severance Benefits	12 Months Ended
Dec. 31, 2011
Liability for Employee Severance Benefits [Abstract]
Liability for Employee Severance Benefits
Note 15 -   Liability for Employee Severance Benefits

Under Israeli law and labor agreements, the Israeli companies are required to make severance and pension payments to their retired or dismissed employees and to employees leaving employment in certain other circumstances.

1.
The liability in respect of most of its employees is discharged by participating in a defined contribution pension plan and making regular deposits with a pension fund or by individual insurance policies. The liability deposited with the pension fund is based on salary components as prescribed in the existing labor agreement.  The custody and management of the amounts so deposited are independent of the companies and accordingly such amounts funded (included in expenses on an accrual basis) and related liabilities are not reflected in the balance sheet.

2.	The liability for severance pay which is not covered by the contribution plan amounted to $652 and $626 as of December 31, 2011 and 2010, respectively.

3.	Severance pay expenses were $1,073, $895 and $712 in 2011, 2010 and 2009, respectively.